Offerings - Offering: 1	Oct. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	23.61
Maximum Aggregate Offering Price	$ 5,902,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 903.67
Offering Note	The amount registered is estimated based on (a) the total number of shares of common stock, par value $0.10 per share ("Common Stock") issuable upon conversion of the 4,265 outstanding shares of 81/8% Series A Cumulative Perpetual Convertible Preferred Stock, par value $0.01 per share ("Cimarex Preferred Stock"), of Cimarex Energy Co. ("Cimarex"), at the current conversion rate of 41.53769 shares of Common Stock per share of Cimarex Preferred Stock, plus (b) an estimate of 72,841 additional shares of Common Stock that could become issuable upon conversion of the outstanding shares of Cimarex Preferred Stock due to possible future adjustments to such conversion rate as a result of future dividends on the Common Stock during the period in which this registration statement is expected to remain effective. Pursuant to Rule 416 under the Securities Act, the number of shares of Common Stock registered also includes an indeterminate number of shares of Common Stock that may be issued from time upon conversion of the Cimarex Preferred Stock in connection with stock splits, stock dividends, anti-dilution provisions or similar transactions. The proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee and is based on the average of the high and low sales prices of Common Stock of $23.61 per share as of October 28, 2024 as reported on the New York Stock Exchange, pursuant to Rule 457(c) under the Securities Act.